Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible assets from continuing operations

	2019	2018
Software copyright	$1,673,830	$1,698,359
Patent and others	2,975,905	3,019,516
Total intangible assets	$4,649,735	4,717,875

Less: Accumulated amortization	(1,541,480)	(1,564,070)
Less: Impairment loss	(3,108,255)	(3,153,805)
Intangible assets, net	$-	$-